Note 10 - Income Taxes - Unrecognized Tax Benefit Roll Forward (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Balance	$ 128,000	$ 97,000
Additions based upon tax positions related to the current year	140,000	31,000
Balance	$ 268,000	$ 128,000